CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	3 Months Ended
Mar. 31, 2026 USD ($)
Cash flows from operating activities:
Net loss	$ (3,238,785)
Adjustments to reconcile net loss to net cash used in Operating activities:
Depreciation and amortization	69,728
Amortization of debt issuance costs	15,248
Amortization of right of use assets	37,631
Noncash change in fair value of SAFE liabilities	30,000
Stock-based compensation	199,809
Change in provision for credit losses	29,246
Changes in assets and liabilities:
Accounts receivable	855,124
Inventories	146,167
Prepaid expenses and other current assets	(110,819)
Accounts payable	383,063
Accrued expenses and other current liabilities	(4,516)
Operating lease liabilities	(38,623)
Net cash used in operating activities	(1,626,727)
Cash flows from investing activities:
Purchases of property and equipment	(3,550)
Net cash used by investing activities	(3,550)
Cash flows from financing activities:
Proceeds from issuance of preferred stock upon warrant exercise	161
Net borrowings from notes payable	1,919,748
Net cash provided by financing activities	1,919,909
Net change in cash	289,632
Cash, beginning of period:	812,534
Cash, end of period:	1,102,166
Supplemental disclosure of cash flow information:
Cash paid for interest	$ 146,604